Related Party Transaction (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Consideration paid recorded in general and administrative expense		$ 973,040	$ 1,326,249	$ 3,098,949	$ 5,250,510	$ 6,692,904	$ 5,008,738
Issuance of common stock in connection with Silk Roads purchase option				$ 50,000
Website development cost	$ 46,500
Common Stock
Related Party Transaction [Line Items]
Issuance of common stock in connection with Silk Roads purchase option (in shares)				31,646
Issuance of common stock in connection with Silk Roads purchase option				$ 32
Website development
Related Party Transaction [Line Items]
Intangible, amortization expense						$ 7,750	$ 15,500
Silk Road | Exclusive option agreement
Related Party Transaction [Line Items]
Consideration paid recorded in general and administrative expense				$ 50,000
Silk Road | Exclusive option agreement | Common Stock
Related Party Transaction [Line Items]
Issuance of common stock in connection with Silk Roads purchase option (in shares)				31,646
Issuance of common stock in connection with Silk Roads purchase option				$ 50,000